[LOGO]  ADVANTAGE
                                               ADVISERS
                                               MULTI-SECTOR FUND I


                                               Semi-Annual
                                               Financial Statements
                                               Dated March 31, 2003
                                               (unaudited)

May 30, 2003

Dear Fund Shareholder:

     Enclosed is our semi-annual unaudited financial statement for the six month period ended March 31, 2003. As you can see from the statement, at March 31 the Fund was still relatively conservatively positioned, with a significant cash position, reflecting our managers' cautious outlook for the portfolio at that time.

     We appreciate your continued investment and look forward to a long mutually beneficial relationship.

                                        Sincerely,


                                        /s/ Howard M. Singer

                                        Howard M. Singer
                                        Chairman

                     Advantage Advisers Multi-Sector Fund I

                              Financial Statements
                                   (Unaudited)

                                Six Months Ended
                                 March 31, 2003

                                    Contents

Statement of Assets and Liabilities ........................................   1

Statement of Operations ....................................................   2

Statement of Changes in Net Assets .........................................   3

Notes to Financial Statements ..............................................   4

Schedule of Portfolio Investments ..........................................  13

Schedule of Securities Sold, Not Yet Purchased .............................  23

Schedule of Written Options ................................................  29

                     Advantage Advisers Multi-Sector Fund I

                       Statement of Assets and Liabilities
                                 (in thousands)

                                                                                      March 31, 2003
                                                                                       (unaudited)
                                                                                     ---------------
Assets
Investments in securities, at market (cost -- $51,562) .............................    $ 48,909
Cash and cash equivalents ..........................................................      48,244
Due from broker ....................................................................      15,602
Receivable for investment securities sold ..........................................       5,540
Dividends receivable ...............................................................          58
Interest receivable ................................................................          45
Other assets .......................................................................           1
                                                                                        --------
  Total assets .....................................................................     118,399
                                                                                        --------
Liabilities
Securities sold, not yet purchased, at market (proceeds -- $14,858) ................      14,552
Options written, at market (premiums -- $387) ......................................         234
Dividends payable on securities sold, not yet purchased ............................          24
Payable for investment securities purchased ........................................       4,502
Accrued expenses ...................................................................         585
                                                                                        --------
  Total liabilities ................................................................      19,897
                                                                                        --------
   Net Assets ......................................................................    $ 98,502
                                                                                        ========
Net assets
Represented by:
Shares of Beneficial Interest -- $0.001 par value; 16,000,000 shares authorized;
 4,430,282 shares issued and outstanding ...........................................    $103,457
Accumulated net investment loss ....................................................      (1,151)
Accumulated net realized loss from investment transactions .........................      (1,610)
Net unrealized depreciation of investments .........................................      (2,194)
                                                                                        --------
  Net Assets .......................................................................    $ 98,502
                                                                                        ========
Net asset value per share ..........................................................    $  22.23
                                                                                        ========

   The accompanying notes are an integral part of these financial statements.

                    Advantage Advisers Multi-Sector Fund I

                            Statement of Operations
                                (in thousands)

                                                                          Six Months Ended
                                                                           March 31, 2003
                                                                            (Unaudited)
                                                                         -----------------
Investment Income
 Interest ..............................................................     $   305
 Dividends .............................................................         317
                                                                             -------
   Total investment income .............................................         622
Expenses
 Management fees .......................................................         607
 Offering costs ........................................................         470
 Professional fees .....................................................         158
 Custody fees ..........................................................         142
 Service agent fees ....................................................         121
 Dividends on securities sold, not yet purchased .......................          78
 Miscellaneous fees ....................................................         160
                                                                             -------
   Total expenses ......................................................       1,736
                                                                             -------
  Net investment loss ..................................................      (1,114)
                                                                             -------
Realized gain and unrealized gain from investment activities
 Realized gain (loss) from investment transactions
  Investment securities ................................................         572
  Purchased options ....................................................        (340)
  Written options ......................................................         168
  Securities sold, not yet purchased ...................................         348
                                                                             -------
   Net realized gain from investment transactions ......................         748
 Net change in unrealized depreciation of investments ..................       1,365
                                                                             -------
   Net realized and unrealized gain from investment activities .........       2,113
                                                                             -------
   Increase in net assets resulting from operations ....................     $   999
                                                                             =======

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                       Statement of Changes in Net Assets
                                 (in thousands)

                                                                                            Period from
                                                                                          March 27, 2002
                                                                  Six Months Ended       (commencement of
                                                                   March 31, 2003           operations)
                                                                     (Unaudited)       to September 30, 2002
                                                                 ------------------   ----------------------
From operations:
 Net investment loss ...........................................       $(1,114)               $ (1,329)
 Net realized gain (loss) from investment transactions .........           748                  (1,973)
 Net unrealized depreciation of investments ....................         1,365                  (3,559)
                                                                       -------                --------
  Increase in net assets resulting from operations .............           999                  (6,861)
                                                                       -------                --------
From beneficial interest transactions:
 Net proceeds from sale of shares ..............................        12,144                 101,448
 Cost of shares repurchased ....................................        (7,434)                 (1,794)
                                                                       -------                --------
  Net increase in net assets from benefical interest ...........         4,710                  99,654
                                                                       -------                --------
  Net assets at beginning of period ............................        92,793                       0
                                                                       -------                --------
  Net assets at end of period ..................................       $98,502                $ 92,793
                                                                       =======                ========

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I
           Notes to Financial Statements -- March 31, 2003 (Unaudited)

1.    Organization

      Advantage Advisers Multi-Sector Fund I (the "Fund") was organized in the State of Delaware on August 14, 2001 as a closed-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Fund commenced operations on March 27, 2002. Advantage Advisers, L.L.C. (the "Investment Adviser"), a newly formed Delaware limited liability company controlled by CIBC World Markets Corp. ("CIBC WM"), is responsible for the Fund's investment activities pursuant to an investment advisory agreement with the Fund. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as trustees of the Fund, (collectively the "Board" and each member a "Trustee").

      The Fund's investment objective is to seek capital appreciation while managing risk through the use of a multi-strategy hedged equity investment program. The term "hedged equity," when used in this context, means the use by the Sub-Investment Advisers of long and short positions in equity securities and other securities having equity characteristics, put and call options, and other special investment techniques including the use of swaps, swaptions, forward contracts, security index options and leverage in order to maximize the potential for capital appreciation and to attempt to preserve capital and, where possible, to profit from adverse or volatile market conditions. The Fund intends to pursue this objective by investing primarily in securities of issuers in three sectors, which are banking/financial services, healthcare/biotechnology and technology. Until otherwise determined by the Fund's Board, the Fund will pursue its investment program by allocating its net assets among three separate investment accounts ("Separate Investment Accounts").

      The Fund is authorized to issue an unlimited number of shares of beneficial interest ("the Shares") at $0.001 par value. The Fund offered 16,000,000 Shares initially at a price of $25 per Share to investors meeting the standards of a qualified client as set forth in Rule 205-3(d)(ii)(A) of the Investment Advisers Act of 1940 ("Qualified Investors"). Shares are made available through CIBC WM, as principal distributor, on a best efforts basis, subject to various conditions. The minimum investment is $25,000. Investors will be subject to a sales charge of up to 5.26% of the offering price. During the six months ended March 31, 2003, CIBC WM received approximately $185,055 from sales charges. The Fund is permitted to waive the sales charge for fee based accounts. On a monthly basis, the Fund makes additional sales of its Shares at their net asset value plus applicable sales charge, to investors who are Qualified Investors. The minimum additional investment is $1,000 for investors that are shareholders of the Fund and will include the applicable sales charges. To provide investors with a degree of liquidity, the Fund expects to make quarterly offers to repurchase its Shares. Repurchase offers are limited to 5% to 25% of the Fund's outstanding shares at the Board's discretion. Repurchase offers were made to investors in December 2002 and March 2003.

      The Board has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund's investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business, other than the Fund's fundamental investment policies, which can only be changed by a vote of the shareholders. The Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may subscribe for shares, subject to the eligibility requirements described in the Prospectus.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2003 (Unaudited) (continued)

2.    Significant Accounting Policies

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      a.    Portfolio Valuation

      Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date basis. Interest income is recorded on the accrual basis.

      The value of the net assets of the Fund will be determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below under the supervision of the Board.

      Domestic exchange traded or NASDAQ listed equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are traded. If no sales of those securities are reported on a particular day, the securities will be valued based upon their bid prices for securities held long, or their ask prices for securities sold, not yet purchased as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by that exchange. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Investment Adviser under the supervision of the Board.

      Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Investment Adviser will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

      If in the view of the Investment Adviser, the bid price of a listed option or debt security (or ask price in the case of any such securities sold, not yet purchased) does not fairly reflect the market value of the security, the Investment Adviser may value the security at fair value in good faith and under the supervision of the Board. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2003 (Unaudited) (continued)

2.    Significant Accounting Policies (continued)

      a.    Portfolio Valuation (continued)

      occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by the Investment Adviser or under the supervision of the Board.

      b.    Cash Equivalents

      The Fund considers all financial instruments that mature within three months as cash equivalents. At March 31, 2003, $48,243,987 in cash equivalents were held at PNC Bank in a money market deposit account.

      c.    Organizational Expenses and Offering Costs

      The Fund's organizational expenses of $40,000 have been expensed as incurred. Offering costs totaled $964,000 and were amortized to expense on a straight-line basis over the twelve-month period ending March 31, 2003.

      d.    Dividends and Distributions

      Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

      During the current period, permanent differences, primarily due to net operating losses and non-deductible offering costs, resulted in a net decrease in accumulated net investment loss, an increase in accumulated net realized loss on investments and a corresponding decrease in additional paid in capital. The reclassification has no effect on net assets.

      e.    Income Taxes

      It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

      f.    Amortization of Bonds

      The Fund amortizes premium and accretes discount on bonds using the effective yield method.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2003 (Unaudited) (continued)

3.    Management Fees

      In return for the services described herein and in the Statement of Additional Information under "Investment Advisory and Other Services," the Fund will pay a management fee to the Investment Adviser for management services and for services provided by the Investment Adviser or affiliate for certain administrative services computed at the annual rate of 1.25% of the Fund's average daily net assets, which is due and payable in arrears within five business days after the end of each month. This fee will be accrued daily as an expense to be paid out of the Fund's assets and will have the effect of reducing the net asset value of the Fund. The Investment Adviser will pay a fee to each Sub-Investment Adviser for services provided by each Sub-Investment Adviser computed at the annual rate of 0.25% of the average daily net assets of each Sub-Investment Adviser's Separate Investment Account. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, will be entitled to share in the Investment Adviser's profits, including management fees of the Investment Adviser.

4.    Incentive Fees

      The Fund may pay Incentive Fees to the Investment Adviser at the end of each fiscal period. Incentive Fees will be payable to the Investment Adviser from the Fund (out of assets allocated to the Separate Investment Account) based on the independent investment performance of each Separate Investment Account for the fiscal period. The Investment Adviser will be paid an Incentive Fee equal to 20% of each Separate Investment Account's net profit, which is equal to the net realized and unrealized gains or losses and net investment income or loss of the Separate Investment Account for the fiscal period subject to reduction for prior period realized and unrealized losses of the Separate Investment Account that have not previously been offset against its net profits. For the six months ended March 31, 2003, the Investment Adviser was not entitled to an incentive fee. The Investment Adviser will be under no obligation to repay any Incentive Fee or portion thereof previously paid to it by the Fund. Thus, the payment of an Incentive Fee with respect to a Separate Investment Account for a fiscal period will not be reversed by the subsequent decline in assets of that Separate Investment Account in any subsequent fiscal period. The Fund will calculate and accrue Incentive Fees daily based on each Separate Investment Account's investment performance. The Fund's net asset value will be reduced or increased each day to reflect these calculations. For purposes of calculating the Incentive Fee, expenses of the Fund that are not specifically attributable to any Separate Investment Account, will be allocated one third to each Separate Investment Account when incurred. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, will be entitled to share in the Investment Adviser's profits, including Incentive Fees of the Investment Adviser.

5.    Shareholder Servicing Fee

      The Fund intends to pay compensation (the "Shareholder Servicing Fee") to selected brokers and dealers, including CIBC WM, that maintain shares for their customers in accordance with the terms of the several selling and servicing agreements between CIBC WM and the brokers and dealers for the provisions of shareholder services. The Shareholder Servicing Fee is payable quarterly at an annual rate of 0.25% of the average daily net asset value of outstanding shares held by the brokers and dealers for their customers.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2003 (Unaudited) (continued)

6.    Administration Fee

      PFPC Inc. ("PFPC") and its affiliates provide transfer agency, administration, custodial, accounting and investor services to the Fund which are in addition to the services provided by the Investment Adviser, as described above. In consideration for these services, the Fund will pay PFPC a fee that is not anticipated to exceed 0.80% (annualized) of the Fund's net assets, plus reimbursement of certain out-of-pocket expenses.

7.    Securities Transactions

      Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended March 31, 2003, amounted to $76,991,462 and $74,240,832, respectively. At March 31, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2003, accumulated net unrealized depreciation on investments was $2,193,894, consisting of $3,183,906 gross unrealized appreciation and $5,377,800 gross unrealized depreciation.

      Due from broker primarily represents proceeds from securities sold, not yet purchased and cash held at the prime broker as of March 31, 2003.

      During the six months ended March 31, 2003, CIBC WM earned $17,022 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

8.    Beneficial Interest

      Transactions in shares of beneficial interest were as follows:

                                                              Period from
                                                             March 27, 2002
                                      Six Months Ended      (commencement of
                                       March 31, 2003        operations) to
                                         (Unaudited)       September 30, 2002
                                     ------------------   -------------------
      Shares sold ................         542,510             4,299,580
      Shares repurchased .........        (331,906)              (79,902)
                                          --------             ---------
      Net increase ...............         210,604             4,219,678
                                          --------             ---------

      The net asset value per share at March 31, 2003, was $22.23.

9.    Leverage; Borrowing

      The Fund is authorized to borrow money for investment purposes and to meet repurchase requests. To the extent that the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage was employed. If the Fund's investments decline in value, the loss will be magnified if the Fund has borrowed money to make its investments.

      The Act provides that the Fund may not borrow for any purpose if, immediately after doing so, it will have an "asset coverage" of less than 300%. This could prevent the Fund from borrowing to fund the repurchase of shares. For this purpose, an "asset coverage" of 300% means that the Fund's total assets equal 300% of

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2003 (Unaudited) (continued)

9.    Leverage; Borrowing (continued)

      the total outstanding principal balance of indebtedness. The Fund also may be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce its asset level below what is required by the Act or the Fund's borrowing arrangements.

10. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

      In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, swaps, swaptions, security index options, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets and liabilities.

      The Fund maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

      Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets and liabilities. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from the prime broker. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

      The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as common stock.

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2003 (Unaudited) (continued)

10. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

      During the six months ended March 31, 2003, transactions in purchased options were as follows:

                                           Call Options                      Put Options
                                   -----------------------------   -------------------------------
                                       Number                          Number
                                    of Contracts        Cost        of Contracts         Cost
                                   --------------   ------------   --------------   --------------
     Beginning balance .........          120       $  115,042          3,500        $ 1,154,256
     Options purchased .........        1,216        1,354,639            609            165,477
     Options closed ............       (1,054)        (791,989)        (2,202)          (634,225)
     Options expired ...........         (138)        (161,515)             0                  0
                                       ------       ----------         ------        -----------
     Options outstanding at
       March 31, 2003 ..........          144       $  516,177          1,907        $   685,508
                                       ======       ==========         ======        ===========

      When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

      The exercising of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

      During the six months ended March 31, 2003, transactions in written options were as follows:

                                            Call Options                     Put Options
                                   ------------------------------   ------------------------------
                                       Number                           Number
                                    of Contracts         Cost        of Contracts         Cost
                                   --------------   -------------   --------------   -------------
     Beginning balance .........         311         $   82,150             84        $   30,488
     Options written ...........       2,197            578,742          3,430           527,507
     Options closed ............        (823)          (300,179)        (2,348)         (366,604)
     Options expired ...........        (529)           (94,913)          (561)          (70,648)
                                       -----         ----------         ------        ----------
     Options outstanding at
       March 31, 2003 ..........       1,156         $  265,800            605        $  120,743
                                       =====         ==========         ======        ==========

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2003 (Unaudited) (continued)

11.   Financial Highlights

      The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                           Period from
                                                                                          March 27, 2002
                                                                   Six Months Ended      (commencement of
                                                                    March 31, 2003        operations) to
                                                                      (Unaudited)       September 30, 2002
                                                                  ------------------   -------------------
      Per Share Operating Performance:
       Net asset value per share, beginning of period .........        $  21.99             $  23.75
                                                                       --------             --------
       Income from investment operations:
         Net investment loss ..................................          (0.25)                (0.34)
         Net realized gain and change in unrealized
          depreciation on investments .........................           0.49                 (1.42)
                                                                       --------             --------
         Net decrease in net assets resulting from
          Operations ..........................................           0.24                 (1.76)
                                                                       --------             --------
         Net assets value per share, end of period ............        $  22.23             $  21.99
                                                                       ========             ========
      Net assets, end of period (000) .........................        $ 98,502             $ 92,793
      Portfolio turnover ......................................             160%                 174%
      Total return: ...........................................            1.09%               (7.41%)
      Ratios to average net assets:
       Expenses ...............................................            3.14%                4.21%
       Net investment loss ....................................           (2.30%)              (2.95%)

      Ratios to average net assets have been annualized. Total return is calculated as the change in the net asset value per share for the year and has not been annualized. Total Return does not reflect sales charges. The per share operating performance and net investment income and expense ratios are computed based upon the weighted average shares outstanding and average net assets, respectively, for the six months ended March 31, 2003. The computation of such ratios for an individual shareholder may vary from these ratios due to the timing of capital transactions.

12.   Subsequent Events

      Through April 30, 2003, there were subscriptions of $2,147,405.

      On January 2, 2003, Fahnestock Viner Holdings Inc. ("Fahnestock"), its subsidiary, Fahnestock & Co. Inc. ("Fahnestock & Co."), CIBC World Markets Corp. ("CIBC WM") and Canadian Imperial Bank of Commerce ("CIBC") entered into an agreement pursuant to which Fahnestock & Co. (or an affiliated company) will, subject to certain conditions, acquire the asset management business of CIBC WM (the "Transaction"), including its ownership in, and control of, Advantage Advisers, L.L.C., the investment adviser (the "Investment Adviser") to the Fund. Consummation of the Transaction will result in a change of control of the Invest-

                     Advantage Advisers Multi-Sector Fund I
     Notes to Financial Statements -- March 31, 2003 (Unaudited) (continued)

12.   Subsequent Events (continued)

      ment Adviser and, thus, as required by the Investment Company Act of 1940, as amended (the "1940 Act"), will result in automatic termination of the existing investment advisory agreement between the Fund and the Investment Adviser and the existing sub-investment advisory agreements among the Fund, the Investment Adviser and the Fund's sub-investment advisers. Consequently, the Board of Trustees of the Fund called a shareholder meeting on April 25, 2003 (the "Meeting") to approve a new investment advisory agreement with the Investment Adviser, and new sub-investment advisory agreements with each of Alkeon Capital Management, LLC, KBW Asset Management, Inc. and Kilkenny Capital Management, L.L.C. The new investment advisory agreements are substantially identical to the existing agreements. In addition, the Board determined to present to shareholders at the Meeting a proposal to approve certain changes in the Fund's fundamental share repurchase policies.

      At the Meeting, shareholders of the Fund voted to approve each of the following: (1) a new investment advisory agreement between the Fund and the Investment Adviser, (2) a new sub-investment advisory agreement among the Fund, the Investment Adviser and Alkeon Capital Management, LLC, (3) a new sub-investment advisory agreement among the Fund, the Investment Adviser and Kilkenny Capital Management, L.L.C., a new sub-investment advisory agreement among the Fund, the Investment Adviser and KBW Asset Management, Inc., and (5) certain changes in the Fund's fundamental share repurchase policies.

      Your Fund shares and the fees charged to the Fund will not change as a result of the Transaction. Fahnestock & Co. has advised the Board of Trustees that it expects the current senior management team of the Investment Adviser to continue following the Transaction. The Board has considered the potential impact of the Transaction on other aspects of the Fund's operations. In this regard, the Board believes that the operations of the Fund will be performed at the same level following the Transaction.

                     Advantage Advisers Multi-Sector Fund I

                  Schedule of Portfolio Investments (Unaudited)

                                                                       March 31, 2003
  Shares                                                                Market Value
---------                                                             ---------------
            Common Stock -- 48.80%
              Aerospace/Defense - Equipment -- 0.15%
   7,000        United Defense Industries, Inc.*                        $   151,480
                                                                        -----------
              Airlines -- 0.17%
   6,000        JetBlue Airways Corp.*                                      166,260
                                                                        -----------
              Applications Software -- 1.24%
  20,000        Compuware Corp.*                                             67,800
   4,000        Mercury Interactive Corp.*                                  118,720
  40,100        Microsoft Corp.                            (a)              970,821
   8,300        Siebel Systems, Inc.*                                        66,483
                                                                        -----------
                                                                          1,223,824
                                                                        -----------
              Auto/Truck Parts & Equipment -- 0.24%
   5,000        BorgWarner, Inc.                           (a)              239,200
                                                                        -----------
              Broadcasting Services/Programming -- 0.60%
   9,800        Fox Entertainment Group, Inc., Class A*    (a)              261,366
  33,800        Liberty Media Corp., Class A*              (a)              328,874
                                                                        -----------
                                                                            590,240
                                                                        -----------
              Cable Television -- 0.97%
  11,000        Comcast Corp., Special Class A*            (a)              302,390
   5,000        Cox Communications, Inc., Class A*         (a)              155,550
  12,000        EchoStar Communications Corp., Class A*    (a)              346,560
  13,800        General Motors Corp., Class H*                              154,560
                                                                        -----------
                                                                            959,060
                                                                        -----------
              Casino Hotels -- 0.21%
   7,000        MGM MIRAGE*                                                 204,750
                                                                        -----------
              Chemicals - Diversified -- 0.34%
   8,600        duPont, (E.I.) de Nemours & Co.            (a)              334,196
                                                                        -----------
              Commercial Banks - Central U.S. -- 0.57%
   7,600        First Midwest Bancorp, Inc.                                 196,156
   8,250        Midwest Banc Holdings, Inc.                                 150,315
   7,095        Texas Regional Bancshares, Inc., Class A                    214,198
                                                                        -----------
                                                                            560,669
                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

                                                                         March 31, 2003
 Shares                                                                   Market Value
--------                                                                ---------------
           Common Stock -- (continued)
             Commercial Banks - Eastern U.S. -- 1.73%
  7,400        Banknorth Group, Inc.                                      $   161,394
 11,700        M&T Bank Corp.                             (b)                 919,386
 21,200        North Fork Bancorporation, Inc.            (b)                 624,340
                                                                          -----------
                                                                            1,705,120
                                                                          -----------
             Commercial Banks - Southern U.S. -- 4.00%
 46,400        Compass Bancshares, Inc.                   (a)(b)            1,450,928
  7,600        First Tennessee National Corp.             (b)                 301,796
 18,100        Hibernia Corp., Class A                                        306,976
 65,700        National Commerce Financial Corp.          (a)(b)            1,557,090
 12,400        SouthTrust Corp.                                               316,572
                                                                          -----------
                                                                            3,933,362
                                                                          -----------
             Commercial Banks - Western U.S. -- 1.65%
  7,500        City National Corp.                        (b)                 329,550
 11,050        CVB Financial Corp.                                            214,149
 16,800        First Community Bancorp                                        485,705
 11,200        Umpqua Holdings Corp.                                          202,608
  9,100        Zions Bancorporation                                           389,298
                                                                          -----------
                                                                            1,621,310
                                                                          -----------
             Computer Data Security -- 0.08%
  4,500        NetScreen Technologies, Inc.*                                   75,510
                                                                          -----------
             Computer Services -- 0.10%
  6,000        BISYS Group, Inc.*                                              97,920
                                                                          -----------
             Computers -- 0.75%
 25,570        Dell Computer Corp.*                       (a)(b)              698,317
  2,800        Hewlett-Packard Co.                                             43,540
                                                                          -----------
                                                                              741,857
                                                                          -----------

   The accompanying notes are an integral part of these financial statements.

                                                                          March 31, 2003
 Shares                                                                    Market Value
--------                                                                 ---------------
           Common Stock -- (continued)
             Computers - Memory Devices -- 1.17%
  9,800        Advanced Digital Information Corp.*                         $    67,522
 10,100        Hutchinson Technology, Inc.*                                    249,672
 10,000        Network Appliance, Inc.*                                        111,900
 49,700        Quantum Corp.*                                                  179,417
 23,800        VERITAS Software Corp.*                                         418,404
 13,500        Western Digital Corp.*                                          122,310
                                                                           -----------
                                                                             1,149,225
                                                                           -----------
             Consulting Services -- 0.34%
 16,000        Accenture Ltd., Class A*                       (a)              248,000
 13,700        BearingPoint, Inc.*                                              87,269
                                                                           -----------
                                                                               335,269
                                                                           -----------
             Dental Supplies & Equipment -- 0.12%
  3,400        DENTSPLY International, Inc.                                    118,286
                                                                           -----------
             Distribution - Wholesale -- 0.15%
  3,500        W.W. Grainger, Inc.                                             150,150
                                                                           -----------
             Drug Delivery Systems -- 0.48%
  2,400        Atrix Laboratories, Inc.*                                        33,720
 31,200        Noven Pharmaceuticals, Inc*                                     440,544
                                                                           -----------
                                                                               474,264
                                                                           -----------
             E-Commerce/Products -- 0.16%
  6,200        Amazon.com, Inc.*                              (a)              161,386
                                                                           -----------
             E-Commerce/Services -- 0.45%
 16,500        USA Interactive*                               (a)              442,035
                                                                           -----------
             E-Marketing/Information -- 0.11%
 11,300        DoubleClick, Inc.*                                               87,801
  6,300        E.piphany, Inc.*                                                 25,074
                                                                           -----------
                                                                               112,875
                                                                           -----------
             Electronic Components - Miscellaneous -- 0.36%
 12,600        Flextronics International Ltd.*                                 109,872
  4,800        Jabil Circuit, Inc.*                                             84,000
 15,890        Vishay Intertechnology, Inc.*                                   161,760
                                                                           -----------
                                                                               355,632
                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

                                                                               March 31, 2003
 Shares                                                                         Market Value
--------                                                                      ---------------
           Common Stock -- (continued)
             Electronic Components - Semiconductors -- 0.78%
 19,800        Altera Corp.*                                    (a)             $   268,092
 15,900        Applied Micro Circuits Corp.*                                         51,834
 14,400        Intel Corp.                                      (a)                 234,432
  9,000        Xilinx, Inc.*                                    (a)                 210,690
                                                                                -----------
                                                                                    765,048
                                                                                -----------
             Enterprise Software/Services -- 0.58%
  7,800        Ascential Software Corp.*                                             21,840
  6,200        BEA Systems, Inc.*                                                    63,178
  2,700        Legato Systems, Inc.*                                                 13,851
 35,000        Oracle Corp.*                                                        379,715
  4,900        SAP AG -- Sponsored ADR                                               92,904
                                                                                -----------
                                                                                    571,488
                                                                                -----------
             Filtration/Separation Products -- 0.21%
 10,500        Pall Corp.                                       (a)                 210,000
                                                                                -----------
             Finance - Investment Banker/Broker -- 0.48%
 13,700        Citigroup, Inc.                                  (b)                 471,965
                                                                                -----------
             Finance - Other Services -- 0.23%
  4,715        Chicago Mercantile Exchange                      (a)                 227,027
                                                                                -----------
             Human Resources -- 0.03%
  1,095        Hewitt Associates, Inc., Class A*                                     32,193
                                                                                -----------
             Index Funds -- 0.19%
  7,300        Software HOLDRs Trust*                                               185,493
                                                                                -----------
             Instruments - Controls -- 0.08%
  4,400        Thermo Electron Corp.*                                                79,640
                                                                                -----------
             Insurance Brokers -- 1.66%
 59,200        Willis Group Holdings Ltd.                       (a)(b)            1,639,840
                                                                                -----------
             Internet Application Software -- 0.07%
 17,600        BroadVision, Inc.*                                                    66,880
                                                                                -----------
             Internet Content - Entertainment -- 0.30%
 20,000        Netease.com, Inc. -- Sponsored ADR*                                  299,000
                                                                                -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              March 31, 2003
  Shares                                                                       Market Value
----------                                                                   ---------------
             Common Stock -- (continued)
               Internet Content - Information/Network -- 0.27%
   7,500         Harris Interactive, Inc.*                                     $    41,100
  37,300         LookSmart, Ltd.*                                                  102,948
  15,000         SINA Corp.*                                                       120,150
                                                                               -----------
                                                                                   264,198
                                                                               -----------
               Investment Management/Advisory Services -- 0.11%
   4,100         Federated Investors, Inc., Class B               (b)              104,345
                                                                               -----------
               Medical - Biomedical/Genetics -- 3.73%
 102,400         Alexion Pharmaceuticals, Inc.*                   (a)            1,245,184
     800         Axonyx, Inc.*                                                         760
 349,900         Bio-Technology General Corp.*                                     941,231
  27,000         Biogen, Inc.*                                    (a)              808,920
   6,100         Cell Genesys, Inc.*                                                45,079
 113,500         LifeCell Corp.*                                                   293,965
   3,300         Ortec International, Inc.*                                            759
  64,100         Ribapharm, Inc.*                                                  332,038
                                                                               -----------
                                                                                 3,667,936
                                                                               -----------
               Medical - Drugs -- 3.46%
  17,000         Allergan, Inc.                                                  1,159,570
  47,000         ICN Pharmaceuticals, Inc.                                         418,770
  19,100         Pharmacia Corp.                                                   827,030
  83,300         Serono SA -- Sponsored ADR                                      1,003,765
                                                                               -----------
                                                                                 3,409,135
                                                                               -----------
               Medical - HMO -- 0.56%
   3,000         Anthem, Inc.*                                                     198,750
   4,600         WellPoint Health Networks, Inc.*                                  353,050
                                                                               -----------
                                                                                   551,800
                                                                               -----------
               Medical - Wholesale Drug Distribution -- 0.13%
   2,500         AmerisourceBergen Corp.                                           131,250
                                                                               -----------
               Medical Instruments -- 0.26%
   7,500         Beckman Coulter, Inc.                            (a)              255,225
                                                                               -----------

   The accompanying notes are an integral part of these financial statements.

                                                                        March 31, 2003
 Shares                                                                  Market Value
--------                                                               ---------------
           Common Stock -- (continued)
             Medical Products -- 0.64%
  5,900        Henry Schein, Inc.*                       (a)             $   266,090
  6,254        Johnson & Johnson                         (a)(b)              361,919
                                                                         -----------
                                                                             628,009
                                                                         -----------
             Multi-line Insurance -- 0.32%
  9,400        Allstate Corp.                            (b)                 311,798
                                                                         -----------
             Multimedia -- 0.11%
  9,800        AOL Time Warner, Inc.*                    (b)                 106,428
                                                                         -----------
             Networking Products -- 0.22%
 19,400        Enterasys Networks, Inc.*                                      35,890
 22,600        Juniper Networks, Inc.*                   (a)                 184,642
                                                                         -----------
                                                                             220,532
                                                                         -----------
             Oil & Gas Drilling -- 0.10%
  4,800        GlobalSantaFe Corp.                                            99,120
                                                                         -----------
             Oil - Field Services -- 0.36%
  5,000        Tidewater, Inc.                                               143,600
 11,300        Varco International, Inc.*                (a)                 206,903
                                                                         -----------
                                                                             350,503
                                                                         -----------
             Oil Field Machinery & Equipment -- 0.14%
  7,400        FMC Technologies, Inc.*                                       142,080
                                                                         -----------
             Optical Supplies -- 0.25%
  6,100        Alcon, Inc.*                              (a)                 250,222
                                                                         -----------
             Pharmacy Services -- 0.21%
 11,200        Caremark Rx, Inc.*                                            203,280
                                                                         -----------
             Photo Equipment & Supplies -- 0.10%
  3,300        Eastman Kodak Co.                         (b)                  97,680
                                                                         -----------
             Pipelines -- 0.22%
  5,900        Equitable Resources, Inc.                 (a)                 221,309
                                                                         -----------
             Registered Investment Company -- 1.37%
 31,990        Nasdaq -- 100 Index Tracking Stock*       (a)(b)              807,748
 38,110        Technology Select Sector SPDR Fund*       (a)(b)              544,973
                                                                         -----------
                                                                           1,352,721
                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

                                                                            March 31, 2003
 Shares                                                                      Market Value
--------                                                                   ---------------
           Common Stock -- (continued)
             Reinsurance -- 0.74%
 12,700        Everest Re Group, Ltd.                                        $   726,567
                                                                             -----------
             Retail - Apparel/Shoes -- 0.12%
  4,000        Abercrombie & Fitch Co., Class A*                    (a)          120,120
                                                                             -----------
             S & L Thrifts - Eastern U.S. -- 0.97%
 13,200        First Niagara Financial Group, Inc.                               155,113
  5,000        Independence Community Bank Corp.                    (b)          132,250
 22,500        New York Community Bancorp, Inc.                                  670,500
                                                                             -----------
                                                                                 957,863
                                                                             -----------
             S & L Thrifts - Western U.S. -- 0.31%
  4,300        Golden West Financial Corp.                          (b)          309,299
                                                                             -----------
             Schools -- 0.37%
  7,500        Career Education Corp.*                                           366,900
                                                                             -----------
             Semiconductor Components - Integrated Circuits -- 1.42%
 20,300        Analog Devices, Inc.*                                (a)          558,250
  7,800        GlobespanVirata, Inc.*                                             35,100
  6,700        Linear Technology Corp.                              (a)          206,829
  7,400        Maxim Integrated Products, Inc.                      (a)          267,288
 37,900        Taiwan Semiconductor Manufacturing Co., Ltd --
                 Sponsored ADR*                                     (a)          259,236
 25,000        United Microelectronics Corp. -- Sponsored ADR*                    75,250
                                                                             -----------
                                                                               1,401,953
                                                                             -----------
             Semiconductor Equipment -- 0.73%
  2,400        Applied Materials, Inc.*                                           30,192
  5,070        KLA-Tencor Corp.*                                    (a)          182,226
 17,500        Lam Research Corp.*                                  (a)          199,308
 11,300        Novellus Systems, Inc.*                              (a)          308,150
                                                                             -----------
                                                                                 719,876
                                                                             -----------
             Steel - Producers -- 0.29%
  7,400        Nucor Corp.                                          (a)          282,458
                                                                             -----------

   The accompanying notes are an integral part of these financial statements.

                                                                       March 31, 2003
  Shares                                                                Market Value
----------                                                            ---------------
             Common Stock -- (continued)
               Super-Regional Banks - U.S. -- 4.79%
   8,600         Bank of America Corp.                                  $   574,824
  34,700         KeyCorp                                      (b)           782,832
  11,700         National City Corp.                                        325,845
  18,700         PNC Financial Services Group                 (a)(b)        792,506
  10,700         SunTrust Banks, Inc.                         (b)           563,355
  42,000         U.S. Bancorp                                 (b)           797,160
   8,100         Wachovia Corp.                                             275,967
  13,200         Wells Fargo & Co.                            (b)           593,868
                                                                        -----------
                                                                          4,706,357
                                                                        -----------
               Telecommunications Equipment -- 0.46%
   2,500         ADTRAN, Inc.*                                               89,775
  12,500         Nokia Corp. -- Sponsored ADR                               175,125
  89,600         Nortel Networks Corp.*                                     186,368
                                                                        -----------
                                                                            451,268
                                                                        -----------
               Telecommunications Equipment - Fiber Optics -- 0.05%
  17,300         Sycamore Networks, Inc.*                                    52,765
                                                                        -----------
               Telephone - Integrated -- 0.18%
   5,000         Verizon Communications, Inc.                               176,750
                                                                        -----------
               Therapeutics -- 4.13%
  15,900         Connetics Corp.*                                           266,325
 128,200         ILEX Oncology, Inc.*                                     1,187,132
 106,700         SangStat Medical Corp.*                                  1,046,727
  90,400         United Therapeutics Corp.*                               1,558,496
                                                                        -----------
                                                                          4,058,680
                                                                        -----------
               Transport - Services -- 0.41%
   5,000         FedEx Corp.                                                275,350
   2,300         United Parcel Service, Inc., Class B         (b)           131,100
                                                                        -----------
                                                                            406,450
                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

                                                                          March 31, 2003
    Shares                                                                 Market Value
-------------                                                            ---------------
                Common Stock -- (continued)
                  Web Portals/ISP -- 0.52%
     10,000         EarthLink, Inc.*                                       $    57,500
     20,000         Sohu.com, Inc.*                                            218,600
      9,700         Yahoo!, Inc.*                                              232,994
                                                                           -----------
                                                                               509,094
                                                                           -----------
                       Total Common Stock (Cost $50,360,099)               $48,066,425
                                                                           -----------

  Contracts
  ---------
                Purchased Options -- 0.85%
                Call Options -- 0.17%
                  Finance - Investment Banker/Broker -- 0.00%
         44         Morgan Stanley, 04/19/03, $45.00                       $       660
                                                                           -----------
                  Stock Index -- 0.17%
        100         Standard & Poor's 500 Index, 06/21/03, $900                170,000
                                                                           -----------
                        Total Call Options (Cost $516,177)                 $   170,660
                                                                           -----------
                Put Options -- 0.68%
                  Computers -- 0.01%
        350         Dell Computer Corp., 05/17/03, $22.50                  $     8,750
                                                                           -----------
                  Medical - Biomedical/Genetics -- 0.01%
         14         Regeneron Pharmaceuticals, Inc., 05/17/03, $17.50           14,560
                                                                           -----------
                  Medical Products -- 0.07%
        180         Johnson & Johnson, 01/17/04, $55.00                         70,200
                                                                           -----------
                  Multimedia -- 0.03%
        245         AOL Time Warner, Inc., 01/17/04, $10.00                     34,300
                                                                           -----------
                  Photo Equipment & Supplies -- 0.01%
        125         Eastman Kodak Co., 04/19/03, $25.00                            625
         50         Eastman Kodak Co., 04/19/03, $30.00                          6,250
                                                                           -----------
                                                                                 6,875
                                                                           -----------
                  Registered Investment Company -- 0.52%
        448         Nasdaq -- 100 Index Tracking Stock, 01/17/04, $30.00       259,840
        445         Technology Select Sector SPDR Fund, 01/17/04, $20.00       249,200
                                                                           -----------
                                                                               509,040
                                                                           -----------

   The accompanying notes are an integral part of these financial statements.

                                                                    March 31, 2003
 Contracts                                                           Market Value
-----------                                                        ---------------
              Put Options -- (continued)
                Transport - Services -- 0.03%
50                United Parcel Service, Inc., Class B,
                    01/17/04, $60.00                                 $    28,500
                                                                     -----------
                    Total Put Options (Cost $685,508)                $   672,225
                                                                     -----------
                    Total Purchased Options (Cost $1,201,684)        $   842,885
                                                                     -----------
                    Total Investments (Cost $51,561,783) -- 49.65%    48,909,310
                                                                     -----------
                    Other Assets, Less Liabilities -- 50.35%**        49,592,329
                                                                     -----------
                    Net Assets -- 100.00%                            $98,501,639
                                                                     ===========

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.

(b)   Security held in connection with an open put or call option contract.

*     Non-income producing security.

** Includes $48,243,987 invested in a PNC Bank Money Market Account, which is 48.98% of net assets.

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

           Schedule of Securities Sold, Not Yet Purchased (Unaudited)

                                                                          March 31, 2003
 Shares                                                                    Market Value
--------                                                                 ---------------
           Securities Sold, Not Yet Purchased -- (14.77%)
             Beverages - Non-alcoholic -- (0.34%)
 10,000        Coca-Cola Enterprises, Inc.                                 $ (186,900)
  3,700        PepsiCo, Inc.                                                 (148,000)
                                                                           ----------
                                                                             (334,900)
                                                                           ----------
             Building & Construction Products - Miscellanous -- (0.17%)
  5,500        Vulcan Materials Co.                                          (166,265)
                                                                           ----------
             Capacitors -- (0.06%)
  7,100        KEMET Corp.                                                    (55,380)
                                                                           ----------
             Casino Hotels -- (0.38%)
  5,000        Harrah's Entertainment, Inc.                                  (178,500)
  7,000        Mandalay Resort Group                                         (192,920)
                                                                           ----------
                                                                             (371,420)
                                                                           ----------
             Cellular Telecommunications -- (0.15%)
 11,100        Nextel Communications, Inc.                                   (148,629)
                                                                           ----------
             Chemicals - Diversified -- (0.18%)
  6,280        Dow Chemical Co.                                              (173,391)
                                                                           ----------
             Chemicals - Specialty -- (0.32%)
  4,500        Cabot Microelectronics Corp.                                  (188,415)
  2,800        Sigma-Aldrich Corp.                                           (124,572)
                                                                           ----------
                                                                             (312,987)
                                                                           ----------
             Coatings/Paint -- (0.12%)
  4,500        Sherwin-Williams Co.                                          (118,935)
                                                                           ----------
             Commercial Banks - Central U.S. -- (0.24%)
  8,300        Wintrust Financial Corp.                                      (237,380)
                                                                           ----------
             Commercial Banks - Eastern U.S. -- (0.52%)
  7,600        Commerce Bancorp, Inc.                                        (302,024)
  8,700        Valley National Bancorp                                       (214,281)
                                                                           ----------
                                                                             (516,305)
                                                                           ----------
             Commercial Services -- (0.18%)
  3,900        Weight Watchers International, Inc.                           (179,595)
                                                                           ----------
             Commercial Services - Finance -- (0.18%)
  4,200        H&R Block, Inc.                                               (179,298)
                                                                           ----------

   The accompanying notes are an integral part of these financial statements.

                                                                 March 31, 2003
 Shares                                                           Market Value
--------                                                        ---------------
           Securities Sold, Not Yet Purchased -- (continued)
             Computer Aided Design -- (0.04%)
  1,900        ANSYS, Inc.                                        $  (45,505)
                                                                  ----------
             Computer Services -- (0.26%)
    548        Cognizant Technology Solutions Corp.                  (36,908)
  1,500        FactSet Research Systems, Inc.                        (48,675)
  9,900        Manhattan Associates, Inc.                           (173,547)
                                                                  ----------
                                                                    (259,130)
                                                                  ----------
             Computers - Memory Devices -- (0.20%)
 10,100        EMC Corp.                                             (73,023)
 12,400        Seagate Technology                                   (127,968)
                                                                  ----------
                                                                    (200,991)
                                                                  ----------
             Consulting Services -- (0.13%)
  3,500        Corporate Executive Board Co.                        (124,670)
                                                                  ----------
             Cruise Lines -- (0.12%)
  5,000        Carnival Corp.                                       (120,550)
                                                                  ----------
             Data Processing/Management -- (0.37%)
  6,300        Fiserv, Inc.                                         (198,324)
  6,200        SEI Investments Co.                                  (162,440)
                                                                  ----------
                                                                    (360,764)
                                                                  ----------
             Dental Supplies & Equipment -- (0.16%)
  3,400        Patterson Dental Co.                                 (156,162)
                                                                  ----------
             Diagnostic Equipment -- (0.13%)
  5,900        Immucor, Inc.                                        (129,210)
                                                                  ----------
             Disposable Medical Products -- (0.18%)
  6,300        ICU Medical, Inc.                                    (173,319)
                                                                  ----------
             Distribution - Wholesale -- (0.14%)
  5,900        Tech Data Corp.                                      (141,246)
                                                                  ----------
             E-Services/Consulting -- (0.14%)
  9,300        Websense, Inc.                                       (136,431)
                                                                  ----------
             Electric - Integrated -- (0.16%)
  4,000        Consolidated Edison, Inc.                            (153,880)
                                                                  ----------
             Electric Products - Miscellaneous -- (0.05%)
  2,500        Molex, Inc.                                           (53,700)
                                                                  ----------


   The accompanying notes are an integral part of these financial statements.

                                                                 March 31, 2003
 Shares                                                           Market Value
--------                                                        ---------------
           Securities Sold, Not Yet Purchased -- (continued)
             Electronic Components - Miscellaneous -- (0.04%)
  5,500        AVX Corp.                                          $  (49,500)
                                                                  ----------
             Electronic Components - Semiconductors -- (0.54%)
  6,200        Broadcom Corp., Class A                               (76,570)
  7,900        OmniVision Technologies, Inc.                        (163,688)
  4,900        Semtech Corp.                                         (74,235)
 13,000        Texas Instruments, Inc.                              (212,810)
                                                                  ----------
                                                                    (527,303)
                                                                  ----------
             Electronic Design Automation -- (0.16%)
  3,600        Synopsys, Inc.                                       (153,216)
                                                                  ----------
             Electronic Parts - Distribution -- (0.14%)
  4,600        Arrow Electronics, Inc.                               (67,620)
  6,400        Avnet, Inc.                                           (67,072)
                                                                  ----------
                                                                    (134,692)
                                                                  ----------
             Enterprise Software/Services -- (0.52%)
  5,400        Business Objects S.A. -- Sponsored ADR                (88,290)
 11,200        Computer Associates International, Inc.              (152,992)
 18,000        PeopleSoft, Inc.                                     (275,400)
                                                                  ----------
                                                                    (516,682)
                                                                  ----------
             Finance - Investment Banker/Broker -- (0.65%)
 12,000        A.G. Edwards, Inc.                                   (310,800)
  8,500        Morgan Stanley & Co.                                 (325,975)
                                                                  ----------
                                                                    (636,775)
                                                                  ----------
             Home Furnishings -- (0.07%)
  2,300        Ethan Allen Interiors, Inc.                           (67,689)
                                                                  ----------
             Hotels & Motels -- (0.42%)
 11,700        Extended Stay America, Inc.                          (118,170)
  3,000        Marriott International, Inc., Class A                 (95,430)
  8,600        Starwood Hotels & Resorts Worldwide, Inc.            (204,594)
                                                                  ----------
                                                                    (418,194)
                                                                  ----------
             Index Funds -- (0.16%)
  1,700        Regional Bank HOLDRs Trust                           (161,806)
                                                                  ----------

   The accompanying notes are an integral part of these financial statements.

                                                                 March 31, 2003
 Shares                                                           Market Value
--------                                                        ---------------
           Securities Sold, Not Yet Purchased -- (continued)
             Instruments - Scientific -- (0.25%)
  2,000        Applera Corp. (Applied Biosystems Group)          $    (31,660)
 10,000        Waters Corp.                                          (211,600)
                                                                 ------------
                                                                     (243,260)
                                                                 ------------
             Internet Security -- (0.11%)
  7,500        Networks Associates, Inc.                             (103,575)
                                                                 ------------
             Medical - Drugs -- (1.21%)
  6,900        American Pharmaceutical Partners, Inc.                (132,135)
 10,800        AstraZeneca PLC -- Sponsored ADR                      (370,548)
  6,900        Eli Lilly & Co.                                       (394,335)
  2,700        MedImmune, Inc.                                        (88,641)
  2,900        Merck & Co., Inc.                                     (158,862)
  3,200        OSI Pharmaceuticals, Inc.                              (51,200)
                                                                 ------------
                                                                   (1,195,721)
                                                                 ------------
             Medical - Wholesale Drug Distribution -- (0.14%)
  2,400        Cardinal Health, Inc.                                 (136,728)
                                                                 ------------
             Medical Labs & Testing Services -- (0.21%)
  3,500        Quest Diagnostics, Inc.                               (208,915)
                                                                 ------------
             Medical Products -- (0.17%)
  2,500        Stryker Corp.                                         (171,625)
                                                                 ------------
             Multimedia -- (0.06%)
  1,000        McGraw-Hill Co., Inc.                                  (55,590)
                                                                 ------------
             Networking Products -- (0.29%)
  2,500        Anixter International, Inc.                            (56,675)
 17,500        Cisco Systems, Inc.                                   (225,750)
                                                                 ------------
                                                                     (282,425)
                                                                 ------------
             Oil-Field Services -- (0.14%)
  3,500        Schlumberger Ltd.                                     (133,035)
                                                                 ------------
             Paper & Related Products -- (0.13%)
  3,500        Temple-Inland, Inc.                                   (130,900)
                                                                 ------------

   The accompanying notes are an integral part of these financial statements.

                                                                         March 31, 2003
 Shares                                                                   Market Value
--------                                                                ---------------
           Securities Sold, Not Yet Purchased -- (continued)
             Pharmacy Services -- (0.40%)
  5,800        Accredo Health, Inc.                                      $   (141,166)
  3,100        AdvancePCS                                                     (87,854)
  3,000        Express Scripts, Inc.                                         (167,040)
                                                                         ------------
                                                                             (396,060)
                                                                         ------------
             Publishing - Newspapers -- (0.29%)
  3,000        Dow Jones & Co., Inc.                                         (106,320)
  3,000        Knight-Ridder, Inc.                                           (175,500)
                                                                         ------------
                                                                             (281,820)
                                                                         ------------
             Registered Investment Company -- (1.59%)
 14,000        Financial Select Sector SPDR Fund                             (290,640)
 15,000        SPDR Trust Series 1                                         (1,273,050)
                                                                         ------------
                                                                           (1,563,690)
                                                                         ------------
             Retail - Automobile -- (0.09%)
  6,300        CarMax, Inc.                                                   (91,791)
                                                                         ------------
             Retail - Computer Equipment -- (0.16%)
  3,800        CDW Computer Centers, Inc.                                    (155,040)
                                                                         ------------
             Retail - Drug Stores -- (0.11%)
  3,700        Walgreen Co.                                                  (109,076)
                                                                         ------------
             Schools -- (0.11%)
  1,000        Apollo Group, Inc., Class A                                    (49,900)
  1,500        Corinthian Colleges, Inc.                                      (59,250)
                                                                         ------------
                                                                             (109,150)
                                                                         ------------
             Semiconductor Components - Integrated Circuits -- (0.24%)
  9,900        Emulex Corp.                                                  (189,585)
  3,700        Genesis Microchip, Inc.                                        (46,176)
                                                                         ------------
                                                                             (235,761)
                                                                         ------------
             Super-Regional Banks - U.S. -- (0.23%)
  4,500        Fifth Third Bancorp                                           (225,630)
                                                                         ------------
             Telecommunications Equipment -- (0.19%)
 29,500        Telefonaktiebolaget LM Ericsson -- Sponsored ADR              (187,620)
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

                                                                  March 31, 2003
 Shares                                                            Market Value
--------                                                        -----------------
           Securities Sold, Not Yet Purchased -- (continued)
             Telephone - Integrated -- (0.67%)
  7,000        ALLTEL Corp.                                       $    (313,320)
  5,000        BellSouth Corp.                                         (108,350)
  7,400        Citizens Communications Co.                              (73,852)
  8,200        SBC Communications, Inc.                                (164,492)
                                                                  -------------
                                                                       (660,014)
                                                                  -------------
             Therapeutics -- (0.17%)
  3,300        Medicines Company                                        (61,512)
  2,600        Neurocrine Biosciences, Inc.                            (108,628)
                                                                  -------------
                                                                       (170,140)
                                                                  -------------
             Web Portals/ISP -- (0.19%)
 12,400        Overture Services, Inc.                                 (188,108)
                                                                  -------------
                 Total Securities Sold, Not Yet Purchased
                   (Proceeds $14,857,624)                         $ (14,551,574)
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

                     Advantage Advisers Multi-Sector Fund I

                     Schedule of Written Options (Unaudited)

                                                                      March 31, 2003
 Contracts                                                             Market Value
-----------                                                          ---------------
              Written Options -- (0.24%)
              Written Call Options -- (0.16%)
                Commercial Banks - Eastern U.S. -- 0.00%
     33           M&T Bank Corp., 04/19/03, $80.00                     $   (4,290)
                                                                       ----------
                Commercial Banks - Southern U.S. -- (0.02%)
    116           Compass Bancshares, Inc., 07/19/03, $35.00               (4,060)
     76           First Tennessee National Corp., 08/16/03, $40.00        (19,000)
                                                                       ----------
                                                                          (23,060)
                                                                       ----------
                Commercial Banks - Western U.S. -- (0.04%)
     75           City National Corp., 08/16/03, $40.00                   (40,500)
                                                                       ----------
                Finance - Investment Banker / Broker -- (0.02%)
    137           Citigroup, Inc., 06/21/03, $37.50                       (15,755)
                                                                       ----------
                Medical - Drugs -- (0.01%)
     16           Cephalon, Inc., 05/17/03, $50.00                           (640)
                                                                       ----------
                Multi - line insurance -- (0.01%)
     94           Allstate Corp., 04/19/03, $32.50                        (12,690)
                                                                       ----------
                S & L Thrifts - Eastern U.S. -- (0.01%)
     50           Independence Community Bank Corp., 5/17/03, $25.00       (9,500)
                                                                       ----------
                S & L Thrifts - Western U.S. -- (0.01%)
     43           Golden West Financial Corp., 8/16/03, $75.00            (13,760)
                                                                       ----------
                Super - Regional Banks U.S. -- (0.04%)
    104           KeyCorp, 06/21/03, $27.50                                (1,560)
     67           PNC Financial Services Group, 08/16/03, $45.00          (12,060)
    107           SunTrust Banks, Inc., 07/19/03, $60.00                   (7,490)
    172           U.S. Bancorp, 06/21/03, $20.00                          (12,900)
     66           Wells Fargo & Co., 04/19/03, $47.50                      (1,650)
                                                                       ----------
                                                                          (35,660)
                                                                       ----------
                      Total Written Call Options (Premiums $265,800)   $ (155,855)
                                                                       ----------
              Written Put Options -- (0.08%)
                Commercial Banks - Eastern U.S. -- (0.02%)
     90           M&T Bank Corp., 04/19/03, $75.00                     $   (7,200)
     59           North Fork Bancorporation, 8/16/03, $30.00              (15,930)
                                                                       ----------
                                                                          (23,130)
                                                                       ----------

   The accompanying notes are an integral part of these financial statements.

                                                                        March 31, 2003
 Contracts                                                               Market Value
-----------                                                            ---------------
              Written Put Options -- (continued)
                Commercial Banks - Southern U.S. -- 0.00%
76                National Commerce Financial Corp., 4/19/03, $22.50     $   (3,040)
                                                                         ----------
                Insurance Brokers -- (0.01%)
62                Willis Group Holdings Ltd., 4/19/03, $25.00                (1,550)
                                                                         ----------
                Investment Management/Advisory Services -- 0.00%
80                Federated Investors, Inc., Class B, 07/19/03, $22.50       (4,800)
                                                                         ----------
                Medical - Drugs -- (0.01%)
15                Cephalon, Inc., 05/17/03, $45.00                           (9,600)
                                                                         ----------
                Multi-line Insurance -- (0.03%)
49                Allstate Corp., 04/19/03, $35.00                          (10,290)
98                SAFECO Corp., 05/17/03, $35.00                            (14,700)
                                                                         ----------
                                                                            (24,990)
                                                                         ----------
                Super-Regional Banks - U.S. -- (0.01%)
52                U.S. Bancorp, 06/21/03, $20.00                             (9,100)
                                                                         ----------
                Super-Regional Banks - U.S. -- 0.00%
39                Wells Fargo & Co., 04/19/03, $42.50                        (1,950)
                                                                         ----------
                    Total Written Put Options (Premiums $120,743)        $  (78,160)
                                                                         ----------
                    Total Written Options (Premiums $386,543)            $ (234,015)
                                                                         ==========

   The accompanying notes are an integral part of these financial statements.

These financial statements are intended
only for the information of shareholders or those who have received the prospectus for shares of Advantage
Advisers Multi-Sector Fund I which
contains information about the sales
charges, fees and other costs.

         Principal Distributor:
        CIBC World Markets Corp.
             622 3rd Avenue
                8th Floor
           New York, NY 10017